Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - Level 3 fair value measurements [Member] - $ / shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected redemption price (in Dollars per share)	$ 10.36	$ 10.33	$ 10.48
Stock price (in Dollars per share)	$ 10.18	$ 10.04	$ 9.89
Volatility	55.00%	65.00%	65.00%
Term (years)	3 years 4 months 24 days		3 years 6 months
Risk-free rate	3.77%		4.49%
Cost of debt	16.30%		14.80%